Shareholders’ Equity - Ordinary Shares (Details)	Jun. 26, 2020	Jun. 30, 2020 $ / shares shares	Jun. 30, 2020 £ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 £ / shares shares	Jun. 26, 2018 USD ($)
Class of Stock
Authorized Grant, Life	5 years
Ordinary shares
Class of Stock
Maximum nominal shares authorized for grant | $						$ 8,400
Shares issued (shares)		52,250,404	52,250,404	44,983,006	44,983,006
Stock par value (usd per share) | $ / shares		$ 0.000042		$ 0.000042
Deferred Shares
Class of Stock
Shares issued (shares)		34,425	34,425	34,425	34,425
Stock par value (usd per share) | £ / shares			£ 0.00001		£ 0.00001
Deferred B Shares
Class of Stock
Shares issued (shares)		88,893,548	88,893,548	88,893,548	88,893,548
Stock par value (usd per share) | £ / shares			£ 0.00099		£ 0.00099
Deferred C Shares
Class of Stock
Shares issued (shares)		1	1	1	1
Stock par value (usd per share) | £ / shares			£ 0.000008		£ 0.000008